SHORT-TERM BANK LOANS (Details)	Jun. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2013 November 17, 2011 [Member] USD ($)	Sep. 30, 2012 November 17, 2011 [Member] USD ($)	Jun. 30, 2014 November 30, 2012 And December 21, 2012 [Member] USD ($)	Jun. 30, 2014 November 30, 2012 And December 21, 2012 [Member] CNY	Sep. 30, 2013 November 30, 2012 And December 21, 2012 [Member] USD ($)	Sep. 30, 2012 November 30, 2012 And December 21, 2012 [Member] USD ($)
Short-term bank loans	$ 5,525,000	$ 5,542,000	$ 4,163,290	$ 0	$ 4,163,290	$ 5,525,000	34,000,000	$ 5,542,000	$ 0